Amount Due to Related Parties - Schedule of Amount Due to Related Parties (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Due to related parties	$ 68,931	$ 6,075	$ 622
Restatement [Member]
Due to related parties			$ 622